Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Components Income Tax Expense

The components of income tax expense for the years ended September 30, 2020 and 2019 consist of the following:

	2020	2019
Federal tax statutory rate	26%	26%
Temporary differences	-1%	-.5%
Permanent differences	-15%	-18.5%
Valuation allowance	-10%	-7%
Effective rate	0%	0%

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of September 30, 2020 and 2019 are summarized below.

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$1,925,000)	$1,023,000)
Valuation allowance	(1,925,000)	(1,023,000)
	$-	$-